Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	357 Months Ended
	Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TIFF Multi-Asset Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.84%	8.63%	6.91%	7.72%
Performance Inception Date	Mar. 31, 1995
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent		11.60%	6.57%	6.62%	6.85%
Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	7.61%	8.02%	9.38%	8.13%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	7.68%	17.49%	10.05%	9.22%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (does not reflect fees, expenses or taxes)
Average Annual Return, Percent	4.42%	1.25%	(0.33%)	1.35%